Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share capital	Other reserves	Fair value adjustments on equity securities	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]
Beginning balance at Dec. 31, 2019		$ 19,303	$ 20	$ 19,355	$ (25)	$ (72)	$ 25	$ (72)
Net income/(loss)		(531)		(531)
Other comprehensive income/(loss)		(2)			(7)	(14)	19	(2)
Total comprehensive income/(loss)		(533)		(531)	(7)	(14)	19	(2)
Equity-based compensation		70		70
Other movements	[2]	(18)		5		(23)		(23)
Total other movements		52		75		(23)		(23)
Ending balance at Dec. 31, 2020		18,822	20	18,899	(32)	(109)	44	(97)
Net income/(loss)		376		376
Other comprehensive income/(loss)		(32)			0	26	(58)	(32)
Total comprehensive income/(loss)		344		376	0	26	(58)	(32)
Dividends		(53)		(53)
Equity-based compensation		124		124
Other movements	[2]	19		10		9		9
Total other movements		90		81		9		9
Ending balance at Dec. 31, 2021		19,256	20	19,356	(32)	(74)	(14)	(120)
Net income/(loss)		335		335
Other comprehensive income/(loss)		104			(1)	141	(36)	104
Total comprehensive income/(loss)		439		335	(1)	141	(36)	104
Dividends		(102)		(102)
Equity-based compensation		68		68
Other movements	[2]	16		16				0
Total other movements		(18)		(18)		0		0
Ending balance at Dec. 31, 2022		$ 19,677	$ 20	$ 19,673	$ (33)	$ 67	$ (50)	$ (16)

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting (see Note 2 to the Consolidated Financial Statements). The prior year primarily includes an adjustment to actuarial gains to recognize plan assets related to the separation of a pension plan in the spin-off from Novartis but which were not previously recorded. The year ended December 31, 2020 includes an adjustment to actuarial (losses) for other post-employment benefit obligation assumption changes directly related to the spin-off on April 9, 2019 but which was not recorded at that time.